Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

(4) Inventories

Inventories at March 31, 2010 and 2011 were composed of the following:

	Yen (Millions)
	2010	2011
Finished goods	¥5,965	5,681
Work in process	7,482	12,243
Raw materials and supplies	3,143	5,569

	¥16,590	23,493